Inventories (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Disclosure Of Inventories [Abstract]
Trade inventories	[1]	₨ 3,393,317		₨ 1,941,923
Inventories		₨ 3,393,317	$ 40,700	₨ 1,941,923

[1]	Includes project inventory of ₹3,034,240 ( previous year: ₹ 1,692,378)